Pensions and Other Post-Employment Benefits (Detail: Text Values) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Expenses for Defined Benefit Plans (Impact on Expense)
Expected regular contributions to retirement benefit plans in 2018	€ 300